First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 65.2%
$12,000,000	U.S. Treasury Note	0.25%	06/15/24	$11,874,261
12,000,000	U.S. Treasury Note	0.38%	09/15/24	11,739,401
12,000,000	U.S. Treasury Note	1.00%	12/15/24	11,655,049
12,000,000	U.S. Treasury Note	0.50%	03/31/25	11,476,896
12,000,000	U.S. Treasury Note	0.25%	06/30/25	11,330,625
13,000,000	U.S. Treasury Note	0.25%	09/30/25	12,150,176
24,000,000	U.S. Treasury Note	0.38%	11/30/25	22,332,187
	Total U.S. Government Bonds and Notes			92,558,595
	(Cost $92,587,969)

Shares	Description	Value
MONEY MARKET FUNDS — 34.2%
24,278,993	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (a)	24,278,993
24,278,993	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (a)	24,278,993
	Total Money Market Funds	48,557,986
	(Cost $48,557,986)

	Total Investments — 99.4%	141,116,581
	(Cost $141,145,955)
	Net Other Assets and Liabilities — 0.6%	836,764
	Net Assets — 100.0%	$141,953,345
Futures Contracts at March 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	Long	81	Apr-2024	$7,047,000	$340,484
Brent Crude Oil Futures	Long	50	May-2024	4,307,500	207,696
Cattle Feeder Futures	Long	69	Apr-2024	8,525,813	(123,307)
Cocoa Futures	Long	16	May-2024	1,562,560	663,443
Cocoa Futures	Long	15	Jul-2024	1,395,900	231,088
Cocoa Futures	Long	12	Sep-2024	1,031,760	184,452
Coffee “C” Futures	Long	123	May-2024	8,710,706	142,585
Coffee “C” Futures	Long	2	Jul-2024	141,038	(600)
Copper Futures	Long	54	May-2024	5,409,450	89,866
Cotton No. 2 Futures	Long	146	May-2024	6,670,740	(181,309)
Gasoline RBOB Futures	Long	27	Apr-2024	3,085,160	132,455
Gasoline RBOB Futures	Long	25	May-2024	2,822,925	39,833
Gold 100 Oz. Futures	Long	52	Jun-2024	11,639,680	167,465
Kansas City Hard Red Winter Wheat Futures	Long	238	May-2024	6,964,475	133,790
Live Cattle Futures	Long	106	Jun-2024	7,642,600	(161,230)
LME Lead Futures	Long	4	Jun-2024	205,252	(3,773)
LME Nickel Futures	Long	2	Jun-2024	200,884	1,579
LME Zinc Futures	Long	8	Jun-2024	487,034	(14,162)
Low Sulphur Gasoil “G” Futures	Long	147	May-2024	11,877,600	(293,850)
Low Sulphur Gasoil “G” Futures	Long	73	Jun-2024	5,854,600	(114,055)
Soybean Futures	Long	41	May-2024	2,442,575	30,961
Soybean Meal Futures	Long	151	May-2024	5,099,270	14,474

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Futures Contracts at March 31, 2024 (Continued):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Soybean Oil Futures	Long	120	May-2024	$3,452,400	$(31,144)
Sugar #11 (World) Futures	Long	53	Apr-2024	1,336,787	42,949
WTI Crude Futures	Long	69	Apr-2024	5,738,730	278,776
WTI Crude Futures	Long	2	May-2024	164,840	3,060
Corn Futures	Short	509	May-2024	(11,248,900)	125,940
Lean Hogs Futures	Short	60	Jun-2024	(2,434,800)	(2,354)
LME Aluminium Futures	Short	50	Jun-2024	(2,918,300)	(169,050)
Natural Gas Futures	Short	324	Apr-2024	(5,712,120)	398,621
Natural Gas Futures	Short	193	May-2024	(3,854,210)	(87,236)
NY Harbor ULSD Futures	Short	22	Apr-2024	(2,423,375)	30,640
NY Harbor ULSD Futures	Short	17	May-2024	(1,870,466)	(13,599)
Silver Futures	Short	12	May-2024	(1,494,960)	(41,394)
Wheat Futures	Short	262	May-2024	(7,339,275)	(235,787)
				$74,520,873	$1,787,307

(a)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$92,558,595	$—	$92,558,595	$—
Money Market Funds	48,557,986	48,557,986	—	—
Total Investments	141,116,581	48,557,986	92,558,595	—
Futures Contracts	3,260,157	3,260,157	—	—
Total	$144,376,738	$51,818,143	$92,558,595	$—

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(1,472,850)	$(1,472,850)	$—	$—